SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-term investment and Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of equity securities without readily determinable fair value	¥ 23,193	$ 3,639	¥ 282,076	¥ 154,898
Impairment losses on equity method investment	4,229	$ 664	179,193	22,830
Impairment losses (reverse) on held-to-maturity and availableforsale investments	(676)		1,221	0
Balances of held-to-maturity securities	38,000		33,079
Goodwill impairment	¥ 0		¥ 50,291	¥ 6,191